GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net [Abstract]
Schedule of changes in goodwill
Balance as of January 1, 2022	$189,265

Vidazoo measurement period adjustments	$6,262

Balance as of December 31, 2022	$195,527

Acquisition of Hivestack	$52,448

Balance as of December 31, 2023	$247,975

Schedule of intangible assets
The following is a summary of intangible assets as of December 31, 2023:

	December 31, 2022	Additions	Amortization	December 31, 2023

Acquired technology	$89,775	$35,072	$-	$124,847
Accumulated amortization	(41,023)	-	(10,083)	(51,106)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	40,003	35,072	(10,083)	64,992

Customer relationships	46,544	11,206	-	57,750
Accumulated amortization	(24,976)	-	(2,080)	(27,056)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,142	11,206	(2,080)	20,268

Tradename and other	18,503	3,158	-	21,661
Accumulated amortization	(12,874)	-	(285)	(13,159)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	519	3,158	(285)	3,392

Intangible assets, net	$51,664	$49,436	$(12,448)	$88,652

The following is a summary of intangible assets as of December 31, 2022:

	December 31, 2021	Additions	Amortization	December 31, 2022

Acquired technology	$84,417	$5,358	$-	$89,775
Accumulated amortization	(31,137)	-	(9,886)	(41,023)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	44,531	5,358	(9,886)	40,003

Customer relationships	45,054	1,490	-	46,544
Accumulated amortization	(23,218)	-	(1,758)	(24,976)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,410	1,490	(1,758)	11,142

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,634)	-	(240)	(12,874)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	759	-	(240)	519

Intangible assets, net	$56,700	$6,848	$(11,884)	$51,664

Schedule of estimated useful life of the intangible assets
Estimated useful life
Acquired technology	4-8 years
Customer relationship	5-15 years
Tradename	4-11 years

Schedule of estimated future amortization expense
2024	$16,946
2025	13,502
2026	12,175
2027	12,047
2028	10,691
Thereafter	23,291

$88,652